Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Taxes	Royalties	Fees	Prod. Entitlements	Total Payments
Total	$ 20,119.0	$ 709.0	$ 118.0	$ 2,191.0	$ 23,137.0
ALGERIA | Sonatrach [Member]
Total	150.1			254.2	404.3
ANGOLA | BNA - Banco Nacional de Angola [Member]
Total	285.2				285.2
ANGOLA | Kemneren i Stavanger [Member]
Total	15.7				15.7
ANGOLA | Sonangol EP [Member]
Total				1,301.1	1,301.1
ARGENTINA | Provincia del Neuquen - Administración [Member]
Total		49.4			49.4
ARGENTINA | Skatteetaten [Member]
Total	1.9				1.9
ARGENTINA | AFIP Administracion Federal de Ingresos [Member]
Total	17.9		5.4		23.2
AZERBAIJAN | Kemneren i Stavanger [Member]
Total	22.3				22.3
AZERBAIJAN | Azerbaijan Main Tax Office [Member]
Total	30.1				30.1
AZERBAIJAN | SOCAR - The State Oil Company of the Azerbaijan Republic [Member]
Total				435.0	435.0
AUSTRALIA | Belastingdienst [Member]
Total	0.1				0.1
BELGIUM | Voorafbetalingen Vennootschappen [Member]
Total	(0.3)				(0.3)
BRAZIL | Belastingdienst CBA [Member]
Total	0.6				0.6
BRAZIL | Ministerio da Fazenda - Royalties [Member]
Total		184.8			184.8
BRAZIL | Ministerio da Fazenda - PE [Member]
Total			27.4		27.4
BRAZIL | Ministerio da Fazenda - IR [Member]
Total	28.7				28.7
BRAZIL | Agência Nacional de Petróleo, Gás Natural e Biocombustíveis [Member]
Total			3.6		3.6
CANADA | Government of Canada [Member]
Total		71.3			71.3
CANADA | Government of Newfoundland and Labrador [Member]
Total		29.7			29.7
CANADA | Canada Development investment Corp. [Member]
Total		9.1			9.1
CANADA | Canada-Newfoundland and Labrador Offshore Petr. Board [Member]
Total			3.9		3.9
CANADA | Receiver General Of Canada [Member]
Total	(0.3)		0.7		0.4
INDIA | Kemneren i Stavanger [Member]
Total	0.1				0.1
IRAN, ISLAMIC REPUBLIC OF | Skatteetaten [Member]
Total	0.1				0.1
LIBYA | Kemneren i Stavanger [Member]
Total	0.8				0.8
LIBYA | Tax Department Libya [Member]
Total	72.5			80.4	152.9
NETHERLANDS | Belastingdienst [Member]
Total	16.8				16.8
NIGERIA | Skatteetaten [Member]
Total	(17.9)				(17.9)
NIGERIA | Nigerian National Petroleum Corporation [Member]
Total	130.9			$ 114.8	245.7
NIGERIA | Niger Delta Development Commission [Member]
Total			6.1		6.1
NIGERIA | Central Bank of Nigeria Education Tax [Member]
Total		60.9			60.9
NORWAY | Kemneren i Stavanger [Member]
Total	153.6				153.6
NORWAY | Skatteetaten [Member]
Total	18,974.0				18,974.0
NORWAY | Oljedirektoratet [Member]
Total			60.6		60.6
NORWAY | SDØE v/Petoro AS [Member]
Total		14.2			14.2
RUSSIAN FEDERATION | Kemneren i Stavanger [Member]
Total	(0.1)				(0.1)
UNITED KINGDOM | Oil And Gas Authority [Member]
Total			7.3		7.3
UNITED STATES | State of Ohio Department of Taxation [Member]
Total	1.9				1.9
UNITED STATES | State of West Virginia [Member]
Total	7.2				7.2
UNITED STATES | Pennsylvania Dept. of Revenue [Member]
Total	7.9				7.9
UNITED STATES | Internal Revenue Service [Member]
Total	213.2				213.2
UNITED STATES | Texas Comptroller of Public Accounts [Member]
Total	2.1				2.1
UNITED STATES | West Virginia State Tax Department [Member]
Total	0.8				0.8
UNITED STATES | North Dakota Office of State Tax [Member]
Total	0.2				0.2
UNITED STATES | Oklahoma State Treasurer's Office [Member]
Total	1.5				1.5
UNITED STATES | State Treasurer of Mississippi [Member]
Total	0.7				0.7
UNITED STATES | Office of Natural Resources Revenue [Member]
Total		$ 289.6	$ 3.2		292.8
VENEZUELA | Kemneren i Stavanger [Member]
Total	$ 0.4				$ 0.4